Share Capital - Summary of Options Outstanding (Details)		6 Months Ended
		Oct. 31, 2025 shares $ / shares	Oct. 31, 2025 shares $ / shares	Apr. 30, 2025 shares	Apr. 30, 2024 shares
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price | (per share)		$ 5.32	$ 4.1
Remaining life (year)		4 years 6 months 3 days
Options outstanding		1,664,367	1,664,367	1,927,925	1,521,367
Unvested		483,882	483,882
Vested		1,180,485	1,180,485
Option Expiry Date January 6, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 6, 2026
Exercise price | $ / shares		$ 20.3
Remaining life (year)		2 months 4 days
Options outstanding		134,000	134,000
Unvested		0	0
Vested		134,000	134,000
Option Expiry Date January 2, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 2, 2026
Exercise price | $ / shares		$ 6.89
Remaining life (year)		2 months 1 day
Options outstanding		5,650	5,650
Unvested		0	0
Vested		5,650	5,650
Option Expiry Date January 7, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 7, 2027
Exercise price | $ / shares		$ 7.94
Remaining life (year)		1 year 2 months 8 days
Options outstanding		235,000	235,000
Unvested		0	0
Vested		235,000	235,000
Option Expiry Date January 13, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 13, 2027
Exercise price | $ / shares		$ 8.3
Remaining life (year)		1 year 2 months 12 days
Options outstanding		16,000	16,000
Unvested		0	0
Vested		16,000	16,000
Option Expiry Date May 15, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		May 15, 2027
Exercise price | $ / shares		$ 5.79
Remaining life (year)		1 year 6 months 14 days
Options outstanding		64,000	64,000
Unvested		0	0
Vested		64,000	64,000
Option Expiry Date February 19, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	February 19, 2027
Exercise price | $ / shares	[1]	$ 5.72
Remaining life (year)	[1]	1 year 3 months 18 days
Options outstanding	[1]	7,265	7,265
Unvested	[1]	0	0
Vested	[1]	7,265	7,265
Option Expiry Date February 19, 2028
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	February 19, 2028
Exercise price | $ / shares	[1]	$ 5.72
Remaining life (year)	[1]	2 years 3 months 18 days
Options outstanding	[1]	471,452	471,452
Unvested	[1]	0	0
Vested	[1]	471,452	471,452
Option Expiry Date January 19, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[2]	January 19, 2034
Exercise price | (per share)		$ 2.07 [2]	$ 1.47
Remaining life (year)	[2]	3 years 2 months 19 days
Options outstanding	[2]	60,000	60,000
Unvested	[2]	14,444	14,444
Vested	[2]	45,556	45,556
Option Expiry Date January 4, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	January 4, 2033
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	7 years 2 months 4 days
Options outstanding	[3]	8,000	8,000
Unvested	[3]	2,667	2,667
Vested	[3]	5,333	5,333
Option Expiry Date January 23, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	January 23, 2033
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	7 years 2 months 26 days
Options outstanding	[3]	8,000	8,000
Unvested	[3]	2,667	2,667
Vested	[3]	5,333	5,333
Option Expiry Date March 1, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	March 1, 2033
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	7 years 4 months 2 days
Options outstanding	[3]	8,000	8,000
Unvested	[3]	3,000	3,000
Vested	[3]	5,000	5,000
Option Expiry Date April 2, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	April 2, 2033
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	7 years 5 months 1 day
Options outstanding	[3]	4,000	4,000
Unvested	[3]	1,583	1,583
Vested	[3]	2,417	2,417
Option Expiry Date May 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	May 8, 2033
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	7 years 6 months 7 days
Options outstanding	[3]	4,000	4,000
Unvested	[3]	1,667	1,667
Vested	[3]	2,333	2,333
Option Expiry Date June 11, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	June 11, 2033
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	7 years 7 months 13 days
Options outstanding	[3]	8,000	8,000
Unvested	[3]	3,500	3,500
Vested	[3]	4,500	4,500
Option Expiry Date August 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	August 8, 2033
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	7 years 9 months 10 days
Options outstanding	[3]	4,000	4,000
Unvested	[3]	1,917	1,917
Vested	[3]	2,083	2,083
Option Expiry Date November 13, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	November 13, 2033
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	8 years 14 days
Options outstanding	[3]	8,000	8,000
Unvested	[3]	4,333	4,333
Vested	[3]	3,667	3,667
Option Expiry Date January 1, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	January 1, 2034
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	8 years 2 months 4 days
Options outstanding	[3]	12,000	12,000
Unvested	[3]	7,000	7,000
Vested	[3]	5,000	5,000
Option Expiry Date February 1, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	February 1, 2034
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	8 years 3 months 3 days
Options outstanding	[3]	4,000	4,000
Unvested	[3]	2,417	2,417
Vested	[3]	1,583	1,583
Option Expiry Date February 19, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	February 19, 2034
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	8 years 3 months 21 days
Options outstanding	[3]	8,000	8,000
Unvested	[3]	4,833	4,833
Vested	[3]	3,167	3,167
Option Expiry Date August 2, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	August 2, 2034
Exercise price | $ / shares	[3]	$ 1.2
Remaining life (year)	[3]	8 years 9 months 3 days
Options outstanding	[3]	595,000	595,000
Unvested	[3]	433,854	433,854
Vested	[3]	161,146	161,146

[1]	Exercise price of US $1.48. The figure in the table above is translated at the October 31, 2025 rate.
[2]	Exercise price of US $1.47. The figure in the table above is translated at the October 31, 2025 rate.
[3]	Exercise price of US $0.86. The figure in the table above is translated at the October 31, 2025 rate.